Segment And Geographic Information (Financial Information Operating Segments) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net financing revenue (loss)	$ 983	$ 970	$ 916	$ 850	$ 799	$ 889	$ 866	$ 821	$ 3,719	$ 3,375	$ 2,779
Other revenue	356	332	211	243	215	375	365	321	1,142	1,276	1,484
Total net revenue (loss)	1,339	1,302	1,127	1,093	1,014	1,264	1,231	1,142	4,861	4,651	4,263
Provision for loan losses	240	211	140	116	155	102	63	137	707	457	501
Total noninterest expense	668	674	724	695	672	742	821	713	2,761	2,948	3,405
Income (loss) from continuing operations before income tax expense	431	$ 417	$ 263	$ 282	187	$ 420	$ 347	$ 292	1,393	1,246	357
Assets	158,581				151,631				158,581	151,631	150,908
Net Interest Income (Loss) after Provision for Loan Losses									3,000	2,900	2,300
Automotive finance operations [Member]
Segment Reporting Information [Line Items]
Net financing revenue (loss)									3,429	3,321	3,159
Other revenue									235	264	268
Total net revenue (loss)									3,664	3,585	3,427
Provision for loan losses									696	542	494
Total noninterest expense									1,633	1,614	1,755
Income (loss) from continuing operations before income tax expense									1,335	1,429	1,178
Assets	115,636				113,188				115,636	113,188	109,312
Insurance Operations [Member]
Segment Reporting Information [Line Items]
Net financing revenue (loss)									57	56	57
Other revenue									1,033	1,129	1,196
Total net revenue (loss)									1,090	1,185	1,253
Provision for loan losses									0	0	0
Total noninterest expense									879	988	999
Income (loss) from continuing operations before income tax expense									211	197	254
Assets	7,053				7,190				7,053	7,190	7,124
Mortgage Finance Operations [Member]
Segment Reporting Information [Line Items]
Net financing revenue (loss)									57	36	38
Other revenue									0	0	(1)
Total net revenue (loss)									57	36	37
Provision for loan losses									7	3	(11)
Total noninterest expense									39	21	30
Income (loss) from continuing operations before income tax expense									11	12	18
Assets	6,461				3,542				6,461	3,542	3,294
Corporate Finance Operations [Member]
Segment Reporting Information [Line Items]
Net financing revenue (loss)									89	59	44
Other revenue									25	32	33
Total net revenue (loss)									114	91	77
Provision for loan losses									9	(16)	(6)
Total noninterest expense									55	43	39
Income (loss) from continuing operations before income tax expense									50	64	44
Assets	2,677				1,870				2,677	1,870	1,633
Corporate And Other [Member]
Segment Reporting Information [Line Items]
Net financing revenue (loss)									87	(97)	(519)
Other revenue									(151)	(149)	(12)
Total net revenue (loss)									(64)	(246)	(531)
Provision for loan losses									(5)	(72)	24
Total noninterest expense									155	282	582
Income (loss) from continuing operations before income tax expense									(214)	(456)	(1,137)
Assets	$ 26,754				$ 25,841				$ 26,754	$ 25,841	$ 29,545